Acquisitions, investments (including debt securities) and purchases of intangible assets (Tables)	9 Months Ended
Sep. 30, 2022
Acquisitions, investments (including debt securities) and purchases of intangible assets
Reconciliation of goodwill recognized

Reconciliation of goodwill recognized

	in $ THOUS	in € THOUS
Fair value of consideration transferred	406,086	408,784
Fair value of previously held equity method investment in InterWell Health LLC	175,434	176,600
	581,520	585,384
Fair Values of Assets Acquired and Liabilities Assumed (preliminary)
Less: Cash and cash equivalents	(57,383)	(57,764)
Less: Other assets	(2,819)	(2,838)
Less: Intangible assets	(34,519)	(34,748)
Other liabilities	13,029	13,116
Deferred tax liabilities	9,084	9,144
Noncontrolling interests	194,158	195,448
Goodwill	703,070	707,742